Note 14 - Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
14.	Earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share give effect to all potentially dilutive securities. All of the Company’s shares (including non-vested restricted stock issued under the Plan) participate equally in dividend distributions and in undistributed earnings.

The Company applies the two-class method of computing earnings per share (EPS) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested restricted stock as well as undistributed earnings allocated to non-vested stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class method. The denominator of the basic earnings per common share excludes any non-vested shares as such they are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested restricted stock and undistributed earnings allocated to non-vested stock are not deducted from net income as reported since such calculation assumes non-vested restricted stock is fully vested from the grant date.

The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2010	2011	2012

Numerator
Net income	11,093,191	8,549,791	28,958,487
Less: Dividends declared and undistributed earnings allocated to non-vested shares	(16,469)	—	(11,220)
Net income attributable to common shareholders, basic	11,076,722	8,549,791	28,947,267

Denominator
Weighted average number of shares outstanding, basic and diluted	21,539,331	20,909,154	20,552,568
Earnings per share, basic and diluted	0.51	0.41	1.41

The Company excluded the dilutive effect of the 6,501 share awards that vested during 2011 and the dilutive effect of the 74,761 non-vested restricted shares in calculating dilutive EPS for the years ended December 31, 2011 and 2012, as they were anti-dilutive.